Note 9 - Summary of Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Quarterly Financial Information [Table Text Block]
	Quarter Ended
	June 30, 2017	September 30, 2017	December 31, 2017	March 31, 2018
Net sales	$23,083,269	$26,077,710	$28,033,521	$43,962,778
Gross profit	1,263,423	1,377,170	1,669,134	3,942,170
Net earnings	170,620	310,039	122,929	2,155,816
Basic	.02	.04	.02	.31
Diluted	.02	.04	.02	.31
	Quarter Ended
	June 30, 2016	September 30, 2016	December 31, 2016	March 31, 2017
Net sales	$22,393,764	$18,317,506	$15,988,745	$21,056,040
Gross profit (loss)	(1,252,988)	(45,711)	571,571	535,506
Net earnings (loss)	(1,461,219)	(603,882)	(236,625)	(376,958)
Basic	(.21)	(.09)	(.03)	(.06)
Diluted	(.21)	(.09)	(.03)	(.06)